Loans and Borrowings	12 Months Ended
Dec. 31, 2019
Disclosure of Borrowings [Abstract]
Loans and Borrowings
13.	LOANS AND BORROWINGS

	Note	December 31, 2019	December 31, 2018
Revolving Credit Facility	13(a),(c)	$116,625	$97,858
Convertible Notes	13(b)	125,850	-
Sprott Facility	13(b)	-	18,249
Aurizona Construction Facility	13(b)	-	68,831
Standby Loan	13(d)	12,000	11,803
Debenture	13(e)	9,574	17,818

		264,049	214,559
Less: Current portion of loans and borrowings		(61,574)	(54,704)

Non-current portion of loans and borrowings		$202,475	$159,855

(a)	Revolving Credit Facility
On April 11, 2019, the Company converted its $100 million Mesquite Acquisition Credit Facility into a senior secured $130 million corporate revolving credit facility (the “Revolving Credit Facility”) with the existing syndicate of lenders led by the Bank of Nova Scotia. Under the terms of the Revolving Credit Facility, $100 million was available immediately and outstanding at closing. The remaining $30 million was made available in late June 2019 upon registration of certain security documents, the achievement of certain production metrics at Aurizona and the satisfaction of customary conditions. The Revolving Credit Facility matures on October 30, 2022, at which date it must be repaid in full, and bears interest at an annual rate of LIBOR plus 2.5% to 4%, subject to certain leverage ratios.
Until certain operating performance criteria are met at Aurizona, credit availability reductions of $40 million will be required on December 31, 2020 and 2021 and amounts drawn in excess of the reduced credit availability would become due. On achievement of the performance criteria, no further principal payments will be due until maturity of the facility. As at December 31, 2019, these criteria had not been met.
The Company determined that amending the Mesquite Acquisition Credit Facility to become the Revolving Credit Facility was a non-substantial
modification of the existing outstanding debt. The Company recognized a gain on modification of debt of $0.9 million to reflect the adjusted amortized cost of the drawn portion of the Revolving Credit Facility, recorded within other income (expense). Additional transaction costs of $1.0 million were incurred in relation to the Revolving Credit Facility, of which $0.8 million was allocated to the drawn portion and $0.2 million has been recognized as deferred financing costs within other assets related to the remaining $30 million loan commitment. The carrying value of the drawn portion is accreted to the principal amount over the term of the Revolving Credit Facility using an effective interest rate of 6.3%.
The Revolving Credit Facility is secured by first-ranking security over all present and future property and assets of the Company. The Revolving Credit Facility is subject to standard conditions and covenants, including maintenance of debt service coverage ratio and leverage ratio. As at December 31, 2019, the Company is in compliance with these covenants.

(b)	Convertible Notes
On April 11, 2019, the Company issued $130 million in Convertible Notes to Mubadala Investment Company (“Mubadala”) and on May 7, 2019, pursuant to a pre-existing
investor rights agreement, the Company issued $9.7 million in additional convertible notes (referred to together with the Mubadala notes as the “Notes”) to Pacific Road Resources Funds (“Pacific Road”).

The Notes mature on April 12, 2024 and bear interest at a fixed rate of 5% per year payable quarterly in arrears. The Notes are convertible at the holder’s option into common shares of the Company at a fixed conversion price of US$5.25 per share. Holders may exercise their conversion option at any time, provided that the holder owns less than 20% of the outstanding common shares of the Company. On or after October 11, 2022, the Company has a call right that may be exercised if the
90-day
volume weighted average price (“VWAP”) of the Company’s shares exceeds US$6.825 for a period of 30 consecutive days. If the call right is exercised, the holders would be required to either (i) exercise the conversion option on the remaining principal outstanding or (ii) demand cash payment from the Company subject to a predetermined formula based on the conversion price of US$5.25 per share and the Company’s share price at the time of redemption.
Gross proceeds from the Notes of $139.7 million was allocated to the debt and equity components. The fair value of the debt portion of $126.8 million was estimated using a discounted cash flow model based on an expected term of 5 years and a discount rate of 7.5%. The residual of $10.5 million ($12.8 million net of deferred tax expense of $2.3 million) was recognized in other equity reserves. The debt component is recorded at amortized cost, net of transaction costs, and is accreted to the principal amount over the term of the Notes using an effective interest rate of 7.7%. Transaction costs of $3.2 million were incurred and allocated on a pro-rata
basis with $2.9 million allocated to the debt component and $0.3 million allocated to the equity component.
The Notes are secured by all assets of the Company and are subordinate to the Revolving Credit Facility.
On April 11, 2019, in conjunction with the issuance of the Notes, the Company used $116.9 million of available proceeds from the Notes to repay in full the principal and accrued interest outstanding under the Sprott Facility and the Aurizona Construction Facility and terminate the associated Aurizona production-linked payment obligation to Sprott. The Company recorded a loss on settlement of debt of $13.3 million and loss on settlement of the production-payment liability of $0.6 million.

(c)	Short-term Loan
On April 11, 2019, the Company entered into a
one-year,
unsecured $20 million revolving credit facility (the “Short-term Loan”) with the Company’s Chairman, Ross Beaty, which is a related party transaction, to provide short-term financing for general corporate and working capital purposes. The facility bears interest at 8% per annum, payable monthly, and matures on April 12, 2020.
On September 27, 2019, the Company drew an additional $20 million from the Revolving Credit Facility. Proceeds from the draw were used to repay principal and accrued interest outstanding under the Short-term Loan. Repayment of the Short-term Loan and accrued interest is also a related party transaction. The Company recorded a loss on settlement of the Short-term Loan of $0.2 million related to unamortized transaction costs.

(d)	Standby Loan
On August 2, 2018, the Company entered in to a standby loan arrangement (the “Standby Loan”) with the Company’s Chairman, Ross Beaty, wherein he would make available up to $12.0 million that could be used by the Company for the continued development, construction and general working capital requirements of Aurizona.
On October 4, 2018, the Company drew the full amount of the Standby Loan. The loan bears interest at 8% per annum and is subject to a drawdown fee of 1% and standby fee of 1%. Principal and accrued interest is payable upon receipt of the final instalment due from Serabi in relation to Anfield Gold Corp.’s disposal of its Coringa project immediately prior to Anfield’s acquisition by Equinox Gold. The Company incurred financing costs of $0.2 million in respect to the Standby Loan, which have been included in the carrying value of the Standby Loan and are amortized using an effective interest rate of 9.7%.

The Standby Loan is unsecured. In the event the Company defaults on repayment, Mr. Beaty has the right to assume the security the Company holds for its $12.0 million receivable from Serabi.
In December 2019, the Standby Loan agreement was amended to extend the term of the loan to March 31, 2020. The Company determined the amendment to the Standby Loan was a non-substantial
modification. No gain or loss was recorded on modification and no additional transaction costs were incurred.

(e)	Sandstorm Debenture
At December 31, 2017, the Company had a $30.0 million debenture with Sandstorm (the “Sandstorm Debenture”). The Sandstorm Debenture bears interest at a rate of 5% per annum and was repayable in three equal annual tranches of $10.0 million plus outstanding accrued interest beginning June 30, 2018. The Company has the right to repay the principal and interest owing on each repayment date with common shares of the Company. The number of common shares to be issued is determined based on the principal and interest to be repaid divided by the higher of C$4.50 per share and the
20-day
volume weighted average Canadian dollar trading price of the Company’s common shares (the “Conversion Price”) provided that Sandstorm owns less than 20% of the outstanding common shares of the Company after such share issuance.
On January 3, 2018, Sandstorm sold to Mr. Beaty $15.0 million principal of the Sandstorm Debenture. In connection with this transaction, the Company agreed to amend the Sandstorm Debenture such that the $15.0 million principal purchased by Mr. Beaty was settled immediately via conversion to 3,703,703 Equinox Gold common shares. The Sandstorm Debenture was also modified on January 3, 2018, such that: (i) $3.9 million of outstanding accrued interest was added to the remaining principal; (ii) the June 30, 2018 instalment payment was eliminated; (iii) the June 30, 2019 instalment payment is $9.0 million principal plus outstanding accrued interest; and (iv) the final instalment payment on June 30, 2020 is $9.9 million principal plus outstanding accrued interest. No financing costs were incurred in respect of the transaction.
For the year ended December 31, 2018, the Company recognized a loss of $1.3 million on settlement of $15.0 million principal of the Sandstorm Debenture, which was determined by the difference between the $15.5 million fair value of the shares issued and the carrying value of the portion of the debenture extinguished. The carrying value of the portion extinguished was determined based on the relative fair values of the settled and outstanding portions of the Sandstorm Debenture as of January 3, 2018.
The Company determined the amendments to the Sandstorm Debenture did not result in a substantial modification of the instrument. Interest on the Sandstorm Debenture is recognized at the effective interest rate of 11.45% which amortizes the difference between the carrying value and the principal amount over the term to maturity.
On June 30, 2019, the Company issued to Sandstorm 2,227,835 common shares in consideration of the first instalment payment and accrued interest due of $10.5 million. The Company recorded a gain on extinguishment of debt of $0.3 million.

(f)	Loans and borrowings continuity
The following is a summary of the changes in loans and borrowings arising from investing and financing activities for the years ended December 31, 2019 and 2018:

Balance – December 31, 2017	$43,461
Carrying value of debt extinguished by issuance of shares	(14,205)
$60.0 million draw from Aurizona Construction Facility, net of deferred financing costs	51,829
$120.0 million draw from Mesquite acquisition facilities, net of deferred financing costs	114,576
$12.0 million draw from Standby Loan, net of deferred financing costs	11,760
Accretion and accrued interest	6,692
Embedded derivative liability	1,283
Repayment of long-term debt	(837)

Balance – December 31, 2018	214,559
$10 million draw from Aurizona Construction Facility, net of deferred financing costs	8,814
$20 million draw from Short-term Loan, net of deferred financing costs	19,600
$20 million draw from Revolving Credit Facility, net of deferred financing costs	19,592
Modification gain and transaction costs on conversion of Mesquite Acquisition Credit Facility to Revolving Credit Facility	(1,804)
Debt component of Convertible Notes, net of deferred financing costs	123,942
Repayment of Sprott loans and Short-term Loan	(131,211)
Loss on extinguishment of Sprott debt and Short-term Loan	13,540
Debenture principal repayment settled by issuance of shares	(10,450)
Accretion and accrued interest	7,467

Balance – December 31, 2019	$264,049